May 7, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: BNY Hamilton Funds, Inc. (the "Registrant")
       Post Effective Amendment # 11
       File #'s 33-47703
                811-6654
       CIK # 0000887318

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, this letter is to certify that the above noted Registrant's form of Prospectus and Statement of Additional Information that would have been filed in accordance with Rule 497, paragraph (c), does not differ from that contained in the Registrant's above noted Post Effective Amendment, which was filed via the EDGAR system with the Securities and Exchange Commission on April 30, 1998.

If there are any questions, or if you need anything further, please call the undersigned at (212) 495-3086.

Sincerely,


\s\ William A. Minovich
William A. Minovich
Assistant Treasurer
Mutual Fund Administration
The Bank of New York